Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (7,904,000)	$ (18,485,000)	$ (24,522,000)	$ (56,466,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on extinguishment of debt				(2,000)
Stock-based compensation expense	2,034,000	3,664,000	4,410,000	6,495,000
Non-cash interest expense	3,583,000	988,000	1,417,000	2,089,000
Amortization of debt issuance costs and debt discount	1,723,000	981,000	1,656,000	1,618,000
Depreciation and amortization expense	207,000	229,000	304,000	324,000
Fair value adjustment related to derivative and warrant liability	65,000	(1,783,000)	(1,998,000)	(5,976,000)
Write-off of deferred offering costs	130,000	10,000	116,000
Loss on sublease and disposal of property and equipment	251,000
Consulting fees paid in stock	131,000
Change in assets and liabilities:
Accounts and other receivables	(337,000)	(1,498,000)	(1,725,000)
Prepaid expenses and other assets	537,000	1,420,000	544,000	(548,000)
Operating lease right-of-use assets	121,000	(1,649,000)	(1,537,000)
Accounts payable and accrued expenses	(1,299,000)	(6,073,000)	(3,789,000)	(1,635,000)
Operating lease liabilities	(194,000)	2,345,000	2,185,000
Other liabilities	72,000	(788,000)	(798,000)	(102,000)
Net cash used in operating activities	(880,000)	(20,639,000)	(23,737,000)	(54,203,000)
Cash flows from investing activities:
Purchases of property and equipment	(7,000)	(21,000)	(26,000)	(21,000)
Maturities and sales of marketable securities		3,260,000	3,260,000	33,353,000
Net cash (used in) provided by investing activities	(7,000)	3,239,000	3,234,000	33,332,000
Cash flows from financing activities:
Proceeds from equity line of credit	2,303,000	5,446,000	5,446,000
Proceeds from at-the-market offering, net of commissions				4,828,000
Proceeds from underwritten public offering, net of commissions				23,500,000
Repayment of obligations under capital lease				(193,000)
Payment of deferred offering costs	(97,000)			(184,000)
Repayment of principal on finance lease liabilities	(168,000)	(157,000)	(207,000)
Payment of debt issuance costs	(34,000)		(300,000)
Proceeds from exercise of common stock options				68,000
Proceeds from Payment Protection Program loan	781,000
Net cash provided by financing activities	2,785,000	5,289,000	4,939,000	28,019,000
Net increase (decrease) in cash, cash equivalents and restricted cash	1,898,000	(12,111,000)	(15,564,000)	7,148,000
Cash, cash equivalents and restricted cash, beginning of period	3,555,000	19,119,000	19,119,000	11,971,000
Cash, cash equivalents and restricted cash, end of period	5,453,000	7,008,000	3,555,000	19,119,000
Supplemental cash flow information:
Cash paid for interest	71,000	4,602,000	5,362,000	5,539,000
Commitment shares issued in connection with equity line of credit included in deferred offering costs	121,000		300,000
Deferred offering costs included in accounts payable and accrued expenses		105,000		181,000
Property and equipment financed under a lease agreement				52,000
Property and equipment included in accounts payable and accrued expenses	4,000		4,000
Change in fair value of embedded conversion feature recorded as debt discount in connection with debt modification		2,311,000
Conversion from Deerfield Convertible Note to Common Stock [Member]
Supplemental cash flow information:
Deerfield Convertible Note principal and interest converted to common stock				3,502,000
The 2021 Notes Converted to Preferred Stock [Member]
Supplemental cash flow information:
2021 Notes principal converted to preferred stock		1,576,000	1,537,000	9,577,000
The 2021 Notes Converted to Common Stock [Member]
Supplemental cash flow information:
2021 Notes principal converted to preferred stock		1,424,000	1,463,000
The 2019 Notes Converted to Common Stock [Member]
Supplemental cash flow information:
2021 Notes principal converted to preferred stock	$ 15,863,000		$ 1,200,000